Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 29, 2020	Dec. 31, 2019
Balance Sheet Components
Accrued payroll expenses	$ 7,162	$ 11,877		$ 10,537
Accrued manufacturing costs	8,219	8,003		3,344
Accrued transaction costs	5,000	25,057	$ 5,000
Accrued professional and consulting fees	3,228	965		5,572
Accrued warranty costs	1,592	2,204		4,322
Accrued taxes	1,002	1,074		944
Refund liabilities				4,878
Other	1,028	1,169		1,563
Total accrued expense and other current liabilities	$ 30,187	$ 50,349		$ 31,160